Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss Per Share

Basic and diluted net loss per share for each of the years presented are calculated as follow:

	For the year ended December 31,
	2016	2017	2018
Numerator:
Net loss attributable to ordinary shareholders	(37,512,212)	(50,384,176)	(139,074,895)
Denominator:
Weighted average number of ordinary shares-basic and diluted	9,439,028	21,752,757	52,609,810
Net loss per share-basic and diluted	(3.97)	(2.32)	(2.64)

Summary of Anti-Dilutive Shares Excluded from Calculation of Diluted Loss Per Share

As a result of the Group’s net loss for the three years ended December 31, 2016, 2017 and 2018, preferred shares, share options, non-vested restricted shares and warrants outstanding in the respective periods were excluded from the calculation of diluted loss per share as their inclusion would have been anti-dilutive.

	As of December 31,
	2016	2017	2018
Number of Series A1 Shares outstanding	8,466,665	—	—
Number of Series A2 Shares outstanding	8,442,221	—	—
Number of Series B1 Shares outstanding	5,562,335	—	—
Number of Series B2 Shares outstanding	3,973,096	—	—
Share options	7,228,141	6,548,377	8,761,735
Non-vested restricted shares	2,309,490	693,333	1,112,001
Warrants	461,808	—	—